Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - PLUM ACQUISITION CORP. I [Member] - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary share subject to possible redemption [Member]
NUMERATOR
Allocation of net (loss) income						$ (19,192)	$ 8,462,500
DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption						9,858,573	31,921,634
Basic net (loss) income per shares						$ 0	$ 0.27
Class A Ordinary Shares [Member]
NUMERATOR
Allocation of net (loss) income						$ (4,682)
DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	1,474,641				526,181	2,405,055
Basic net (loss) income per shares	$ (0.03)				$ 0.09	$ 0
Class B Ordinary Shares [Member]
NUMERATOR
Allocation of net (loss) income						$ (10,853)	$ 2,115,625
DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	6,505,768	7,980,409	7,980,409	7,980,409	7,454,228	5,575,354	7,980,409
Basic net (loss) income per shares	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09	$ 0	$ 0.27